Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2023 SGD ($)
Cash flows from operating activities
Net income	$ 2,237,865	$ 1,664,457	$ 3,355,409	$ 3,926,821
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property, plant and equipment	609,711	453,485	536,013	540,105
Amortization of right-of-use assets	1,291,797	960,801	986,420	667,660
Operating lease modifications	(30,798)	(22,907)	(7,025)	(53,991)
Property, plant and equipment write-off				3,534
Bad debts write-off				2,563
Gain on disposal of property, plant and equipment	(957)	(712)	(5,000)	(386)
Allowance for inventories write-down			56,415	256,919
Provision for allowance for expected credit losses – third parties	358,426	266,587	68,436	214,169
Fair value change in financial instrument	(5,478)	(4,074)	(9,502)	(1,542)
Changes in operating assets and liabilities
Accounts receivable, net	(397,380)	(295,560)	(899,646)	(1,745,800)
Other receivables	(948,153)	(705,209)	35,705	(53,357)
Advances to related parties	121,208	90,151		32,290
Inventories	(1,328,153)	(987,842)	(524,506)	(418,177)
Accounts payable	1,130,409	840,765	(229,789)	594,653
Other payables	(850,431)	(632,524)	1,602,687	(234,690)
Finance lease liabilities – interest portion of lease payment	(39,858)	(29,645)	(80,461)	(41,225)
Operating lease liabilities	(1,224,960)	(911,090)	(816,855)	(636,239)
Income tax payable	(723,114)	(537,829)	131,736	553,929
Net cash provided by operating activities	200,134	148,854	4,200,037	3,607,236
Cash flows from investing activities:
Purchases of property, plant and equipment	(615,809)	(458,021)	(235,355)	(13,551)
Proceeds from disposal of property, plant and equipment	1,000	744	5,000	386
Disbursement of loan to third parties	(7,680,380)	(5,712,443)
Repayment of loan from third parties	2,500,000	1,859,427
Net cash used in investing activities	(5,795,189)	(4,310,293)	(230,355)	(13,165)
Cash flows from financing activities:
Proceeds from common shares issued for cash	9,505,469	7,069,892
Advances from / (Repayment to) shareholders, net			(186,950)	161,127
Dividends paid			(2,000,000)	(1,150,000)
Deferred IPO expenses			(543,076)
Repayments of bank loans	(566,835)	(421,595)	(126,628)	(1,140,400)
Payments for finance lease liabilities – principal portion	(165,385)	(123,009)	(76,991)	(173,950)
Net cash (used in)/ provided by financing activities	8,773,249	6,525,288	(2,933,645)	(2,303,223)
Net changes in cash and cash equivalents	3,178,194	2,363,849	1,036,037	1,290,848
Cash and cash equivalents at beginning of the year	3,468,594	2,579,839	2,432,557	1,141,709
Cash and cash equivalents at end of the year	6,646,788	4,943,688	3,468,594	2,432,557
Supplement disclosures of cash flow information
Income taxes paid	(943,066)	(701,425)	(660,471)	(316,396)
Interest paid	$ (200,638)	$ (149,229)	$ (214,462)	$ (142,496)